October 29, 2004

Securities and Exchange Commission
450 5 Street, N.W.
Washington  DC  50549

RE:  Midland National Life Separate Account C File Number 333-108437

Commissioners:

Enclosed for filing is a copy, including exhibits, of Post-Effective Amendment Number 4 to the above referenced Registration Statement. This filing is being submitted for the sole purpose of delaying the effective date of Post-Effective Amendment # 3 filed on October 19, 2004.

This amendment is being filed pursuant to paragraph (b) Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure, which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any questions about this filing, please contact Fred Bellamy of Sutherland Asbill and Brennan LLP at 202-383-0126.



/s/


Terri Silvius
Director - Compliance
Variable Operations

cc:     Frederick R. Bellamy
        Sutherland Asbill & Brennan LLP

                        As filed with the Securities and Exchange Commission on October 29, 2004
                                                                                            Registration Nos. 333-108437

------------------------------------------------------------------------------------------------------------------------
                                                                                                               811-07772
                                           SECURITIES AND EXCHANGE COMMISSION
                                                 WASHINGTON, D.C. 20549
------------------------------------------------------------------------------------------------------------------------
                                                        FORM N-4

                                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                           |_|
                                             Pre-Effective Amendment No.                                          |_|
                                          Post-Effective Amendment No. __4__                                      |X|
                                                                         -
                                                            and
                                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY                             |_|
                                                        ACT OF 1940
                                                  Amendment No.  21                                               |X|
                                                                -----

                                        MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
                                               (Exact Name of Registrant)

                                        MIDLAND NATIONAL LIFE INSURANCE COMPANY
                                                  (Name of Depositor)

                                        One Midland Plaza, Sioux Falls, SD 57193
                                  (Address of Depositor's Principal Executive Offices)

                                   Depositor's Telephone Number, including Area Code:
                                                     (605) 335-5700

Name and Address of Agent for Service:                                    Copy to:

Stephen P. Horvat, Jr.                                                    Frederick R. Bellamy, Esq.
Senior Vice President, Secretary and General Counsel                      Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company                                   1275 Pennsylvania Avenue, N.W.
Sammons Financial Group                                                   Washington, DC  20004-2415
525 W. Van Buren
Chicago, IL  60607

                                     Approximate Date of Proposed Public Offering:
                    As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:
    |_|      Immediately upon filing pursuant to paragraph (b) of Rule 485
    |X|      On November 26, 2004 pursuant to paragraph (b) of Rule 485
    |_|      60 days after filing pursuant to paragraph (a) of Rule 485
    |_|      On                       pursuant to paragraph (a) of Rule 485
   If appropriate check the following box:

|X|This post-effective amendment designates a new effective date for a previously filed post-effective amendment ____#3____
filed October 19, 2004.
                                                  -------------------

                                         Title of securities being registered:
                                                      Advantage II
                                Individual Flexible Premium Variable Annuity Contracts.

This filing is made solely to delay the effective date of Post-Effective Amendment No. 3. Parts A, B, and C of Post-Effective Amendment No. 2 and Parts A and B of Post-Effective Amendment No. 1 to this registration statement are incorporated herein by reference.


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                                                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Midland National Life Separate Account C certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of
1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 29th day of October, 2004.

                                                                                                   MIDLAND NATIONAL LIFE
                                                                                         SEPARATE ACCOUNT C (REGISTRANT)

Attest:  /s/                                                              By:  /s/*
        ------------------------------------------------------                 ------------------------------------------
                                                                                       MICHAEL M. MASTERSON
                                                                                       Chairman of the Board

                                                                                              By:  MIDLAND NATIONAL LIFE
                                                                                           INSURANCE COMPANY (DEPOSITOR)

Attest:  /s/                                                              By:  /s/*
        ------------------------------------------------------                 ------------------------------------------
                                                                                       MICHAEL M. MASTERSON
                                                                                       Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on October 29, 2004.

                       Signatures                                          Title

/s/  *                                         Chairman of the Board of Directors,
-----------------------------------------        Director, Chief Executive Officer
      MICHAEL M. MASTERSON                        (Principal Executive Officer)


/s/  *                                         Senior Vice President, Chief Financial Officer
-----------------------------------------        (Principal Financial Officer), Director
      THOMAS M. MEYER

/s/  *                                         Senior Vice President, Director
-----------------------------------------
      JOHN J. CRAIG, II

/s/  *                                         President and Chief Operating Officer, Director
-----------------------------------------
      STEVEN C. PALMITIER

/s/  *                                          Director, Senior Vice President,
-----------------------------------------         Corporate Actuary
      DONALD J. IVERSON

/s/  *                                          Director, Senior Vice President-Legal
-----------------------------------------
      STEPHEN P. HORVAT, JR.

/s/  *                                          Director, Chief Executive Officer, President
-----------------------------------------          of Sammons
      ROBERT W. KORBA


*By:  /s/_______________________________________                 Date:     10/29/04
                                                                        ---------------
                Therese M. Michels
                 Attorney-in-Fact
                Pursuant to Power of Attorney

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

                                POWER OF ATTORNEY


The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the "Company"), hereby constitute and appoint Stephen P. Horvat Jr., and Therese M. Michels, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.



IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this _____day of ________________ 2003.


SIGNATURE                    DATE            SIGNATURE                   DATE

/s/                          1/8/03          /s/                         1/7/03
---------------------------- ------          --------------------------- ------
Michael M. Masterson                         John J. Craig II



/s/                          1/7/03          /s/                         1/7/03
---------------------------- ------          --------------------------- ------
Steven C. Palmitier                          Donald J. Iverson



/s/                          1/7/03          /s/                         1/7/03
---------------------------- ------          --------------------------- ------
Stephen P. Horvat, Jr.                       Thomas M. Meyer



/s/                          1/8/03
---------------------------- ------
Robert W. Korba